STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 164		$ 367,920	$ (330,841)	$ 37,243
Balance, shares at Dec. 31, 2018	59,849,784
Options exercised		[1]	396		396
Options exercised, shares	123,412
Issuance of shares, net	$ 6		7,247		7,253
Issuance of shares, net, shares	1,982,796
Stock-based compensation relating to options issued to employees, directors and non-employees			1,288		1,288
Net loss				(14,385)	(14,385)
Balance at Jun. 30, 2019	$ 170		376,851	(345,226)	31,795
Balance, shares at Jun. 30, 2019	61,955,992
Balance at Dec. 31, 2018	$ 164		367,920	(330,841)	37,243
Balance, shares at Dec. 31, 2018	59,849,784
Balance at Dec. 31, 2019	$ 187		396,312	(358,178)	$ 38,321
Balance, shares at Dec. 31, 2019	67,922,836				67,922,836
Options exercised	$ 6		12,790		$ 12,796
Options exercised, shares	2,450,973
Warrants exercised	$ 10		16,599		16,609
Warrants exercised, shares	3,504,061
Issuance of shares, net	$ 24		74,123		74,147
Issuance of shares, net, shares	8,816,339
Stock-based compensation relating to options issued to employees, directors and non-employees			968		968
Net loss				(13,374)	(13,374)
Balance at Jun. 30, 2020	$ 227		$ 500,792	$ (371,552)	$ 129,467
Balance, shares at Jun. 30, 2020	82,694,209				82,694,209

[1]	Represents an amount lower than $1